Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Changes In The Carrying Amounts Of Goodwill
The changes in the carrying amounts of goodwill are as follows:

	Residential Products	Industrial Products	Furniture Products	Specialized Products	Total
Net goodwill as of January 1, 2015	$359.8	$81.0	$187.2	$201.4	$829.4
Additions for current year acquisitions	—	—	7.9	—	7.9
Adjustments to prior year acquisitions	1.1	—	—	—	1.1
Reductions for sale of business	—	—	—	(.4)	(.4)
Impairment charge (1)	—	(4.1)	—	—	(4.1)
Foreign currency translation adjustment	(9.7)	(.2)	(5.1)	(12.8)	(27.8)
Net goodwill as of December 31, 2015	351.2	76.7	190.0	188.2	806.1
Additions for current year acquisitions	4.9	—	—	3.8	8.7
Adjustments to prior year acquisitions	—	—	.1	—	.1
Reductions for sale of business	(.1)	(4.3)	—	(8.8)	(13.2)
Impairment charge (2)	—	—	—	(3.7)	(3.7)
Foreign currency translation adjustment	(3.2)	(.5)	(2.2)	(.8)	(6.7)
Net goodwill as of December 31, 2016	$352.8	$71.9	$187.9	$178.7	$791.3

Net goodwill as of December 31, 2016 is comprised of:
Gross goodwill	$352.8	$76.0	$438.5	$245.4	$1,112.7
Accumulated impairment losses	—	(4.1)	(250.6)	(66.7)	(321.4)
Net goodwill as of December 31, 2016	$352.8	$71.9	$187.9	$178.7	$791.3

(1) We recorded a goodwill impairment charge related to the Steel Tubing unit as outlined in Note C.
(2) We recorded a goodwill impairment charge related to the Commercial Vehicle Products unit as outlined in Note C.

Intangible Assets Purchased
The gross carrying amount and accumulated amortization by intangible asset class and intangible assets acquired during the period presented included in "Other intangibles" on the Consolidated Balance Sheets are as follows:

	Debt Issue Costs	Patents and Trademarks	Non-compete Agreements	Customer- Related Intangibles	Supply Agreements and Other	Total
2016
Gross carrying amount	$3.1	$58.0	$13.9	$200.9	$26.0	$301.9
Accumulated amortization	1.6	30.8	4.4	87.9	12.3	137.0
Net other intangibles as of December 31, 2016	$1.5	$27.2	$9.5	$113.0	$13.7	$164.9

Acquired during 2016:
Acquired related to business acquisitions	$—	$1.9	$2.8	$7.6	$—	$12.3
Acquired outside business acquisitions	.9	2.4	—	—	2.1	5.4
Total acquired in 2016	$.9	$4.3	$2.8	$7.6	$2.1	$17.7

Weighted average amortization period in years for items acquired in 2016	5.0	9.6	5.2	12.0	3.5	9.0

2015
Gross carrying amount	$2.2	$60.4	$11.5	$224.4	$29.7	$328.2
Accumulated amortization	1.3	31.4	2.8	90.9	13.4	139.8
Net other intangibles as of December 31, 2015	$.9	$29.0	$8.7	$133.5	$16.3	$188.4

Acquired during 2015:
Acquired related to business acquisitions	$—	$4.6	$5.1	$5.2	$—	$14.9
Acquired outside business acquisitions	—	1.8	—	—	1.1	2.9
Total acquired in 2015	$—	$6.4	$5.1	$5.2	$1.1	$17.8

Weighted average amortization period in years for items acquired in 2015	0.0	5.2	10.0	19.0	3.9	10.5

Estimated Amortization Expense	Estimated amortization expense for items included in our December 31, 2016 balance sheet in each of the next five years is as follows:

Year ended December 31
2017	$22
2018	20
2019	19
2020	17
2021	12